Appendix 2.2 Summary of Estimated Sales and Purchases of Energy and Capacity - Income Statement (Detail) - Estimated Sales And Purchases Of Energy And Capacity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	$ 803,499	$ 1,080,269
Energy purchases	864,152	748,210
Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	28,103	26,899
Energy purchases	188,078	136,500
Colombia | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	131,876	161,317
Energy purchases	44,440	46,581
Colombia | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	8,830	8,911
Energy purchases	13,189	11,615
Peru | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	62,137	59,474
Energy purchases	37,269	1,755
Peru | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	12,459	9,375
Energy purchases	11,763	8,435
Argentina | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	121,961	212,807
Energy purchases	55,194	52,548
Argentina | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales		11
Brazil | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	487,525	646,671
Energy purchases	727,249	647,326
Brazil | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	6,814	8,602
Energy purchases	$ 163,126	$ 116,450